Additional Information - Condensed Financial Statements	12 Months Ended
Dec. 31, 2015
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Abstract]
Condensed Financial Statements

30. ADDITIONAL INFORMATION — CONDENSED FINANCIAL STATEMENTS

The condensed financial statements of Changyou.com Limited have been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04.

The Company records its investments in subsidiaries under the equity method of accounting. Such investments and long-term loans to subsidiaries are presented on the balance sheet as “Interests in subsidiaries and variable interest entities” and the profit of the subsidiaries is presented as “Share of profit of subsidiaries and variable interest entities” in the statement of comprehensive income.

For the VIEs, where the Company is the primary beneficiary, the amount of the Company’s investment is included in the balance sheet as “Interests in subsidiaries and variable interest entities” and the profit or loss of the VIEs is included in “Share of profit of subsidiaries and variable interest entities” in the statement of comprehensive income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these financial statements should be read in conjunction with the notes to the Consolidated Financial Statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2014 and 2015, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those, if any, which have been separately disclosed in the consolidated financial statements.

Financial information of Changyou.com Limited

Condensed Balance Sheets

(In thousands, except par value)

	As of December 31,
	2014	2015
	US$	US$
Assets
Cash and cash equivalents	24,429	5,118
Prepaid and other current assets	2	—
Restricted time deposits-current	—	478

Total current assets	24,431	5,596
Interests in subsidiaries and variable interest entities	1,236,882	1,368,978

Total assets	1,261,313	1,374,574

Liabilities and shareholders’ equity
Short-term bank loans	25,500	344,500
Accrued liabilities	925	595

Total current liabilities	26,425	345,095
Long-term bank loans	344,500	—

Total liabilities	370,925	345,095

Shareholders’ equity
Class A ordinary shares par value $0.01, 200,000 authorized; 22,977 and 34,089 issued and outstanding as of December 31, 2014 and 2015, respectively	245	368
Class B ordinary shares par value $0.01, 97,740 authorized; 82,490 and 70,250 issued and outstanding as of December 31, 2014 and 2015, respectively	825	703
Additional paid-in capital	96,004	111,719
Treasury shares (1,510 and 2,730 shares, respectively as of December 31, 2014 and 2015)	(20,817)	(35,323)
Statutory reserves	9,367	6,746
Retained earnings	735,962	951,367
Accumulated other comprehensive income/(loss)	68,802	(6,101)

Total shareholders’ equity	890,388	1,029,479

Total liabilities and shareholders’ equity	1,261,313	1,374,574

Financial information of Changyou.com Limited

Condensed Statements of Comprehensive Income

(In thousands)

	For the year ended December 31,
	2013	2014	2015
	US$	US$	US$
Operating expenses:
General and administrative	3,552	5,329	21,784

Total operating expenses	3,552	5,329	21,784

Operating loss	(3,552)	(5,329)	(21,784)
Share of profit of subsidiaries and variable interest entities	283,436	7,390	241,741
Interest expense, net	(11,242)	(5,442)	(7,173)

Income/(Loss) before income tax expense	268,642	(3,381)	212,784

Net income/(loss)	268,642	(3,381)	212,784
Other comprehensive income/(loss)	33,600	(2,931)	(74,903)

Comprehensive income/(loss)	302,242	(6,312)	137,881

Condensed Statement of Cash Flows (In thousands)
	For the year ended December 31,
	2013	2014	2015
	US$	US$	US$
Net cash used in operating activities	(14,668)	(10,483)	(14,238)
Cash flows from investing activities:
Purchase of restricted time deposits	—	—	(478)
Proceeds/(Cash paid) relating to loans to subsidiaries	(102,165)	4,241	35,411

Net cash provided by/(used in) investing activities	(102,165)	4,241	34,933
Cash flows from financing activities:
Proceeds of loans from offshore banks	140,978	370,000	—
Repayment of loans to offshore banks	—	(353,331)	(25,500)
Dividend distributed to shareholders	—	—	—
Payment for repurchase of shares	(17,240)	(3,577)	(14,506)

Net cash provided by/(used in) financing activities	123,738	13,092	(40,006)

Net increase/(decrease) in cash and cash equivalents	6,905	6,850	(19,311)

Cash and cash equivalents at beginning of year	10,674	17,579	24,429

Cash and cash equivalents at end of year	17,579	24,429	5,118